EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Net loss per share:
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) per Share
The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2018	2017	2016
Numerator:
Net loss	$(10,415)	$(18,072)	$(7,994)

Denominator:
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	33,710,507	33,253,158	33,202,309

Basic and diluted net loss per share	$(0.31)	$(0.54)	$(0.24)